iShares
®
U.S. Industrials ETF
Schedule of Investments
(unaudited)
January 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  13 .2%
Axon Enterprise, Inc.
(a)
..................... 16,672 $ 3,258,376
Boeing Co. (The)
(a)
........................ 135,354 28,830,402
BWX Technologies, Inc. .................... 22,561 1,373,062
Curtiss-Wright Corp. ....................... 9,466 1,569,463
General Dynamics Corp. .................... 60,083 14,002,944
HEICO Corp. ........................... 11,100 1,897,545
HEICO Corp. , Class A ...................... 19,475 2,603,418
Howmet Aerospace, Inc. .................... 91,649 3,729,198
Huntington Ingalls Industries, Inc. .............. 9,707 2,140,782
L3Harris Technologies, Inc. .................. 46,910 10,077,206
Lockheed Martin Corp. ..................... 57,734 26,745,853
Mercury Systems, Inc.
(a)
.................... 12,080 603,819
Northrop Grumman Corp. ................... 36,162 16,202,022
Raytheon Technologies Corp. ................ 363,087 36,254,237
Spirit AeroSystems Holdings, Inc. , Class A ........ 25,617 926,055
Textron, Inc. ............................ 51,452 3,748,278
TransDigm Group, Inc. ..................... 12,673 9,096,046
Woodward, Inc. .......................... 14,513 1,484,099
164,542,805
a
Air Freight & Logistics  —  4 .3%
CH Robinson Worldwide, Inc. ................ 28,643 2,869,169
Expeditors International of Washington, Inc. ....... 39,153 4,234,397
FedEx Corp. ............................ 59,289 11,493,766
GXO Logistics, Inc.
(a)
...................... 25,925 1,356,655
United Parcel Service, Inc. , Class B ............ 181,588 33,635,545
53,589,532
a
Building Products  —  4 .5%
A O Smith Corp. ......................... 30,890 2,091,253
Advanced Drainage Systems, Inc. ............. 15,730 1,586,213
Allegion PLC ............................ 21,615 2,540,843
Armstrong World Industries, Inc. ............... 11,182 865,599
AZEK Co., Inc. (The) , Class A
(a) (b)
.............. 27,218 656,770
Builders FirstSource, Inc.
(a)
.................. 35,883 2,859,875
Carlisle Companies, Inc. .................... 12,688 3,182,912
Carrier Global Corp. ....................... 206,283 9,392,065
Fortune Brands Innovations, Inc. .............. 31,844 2,054,256
Hayward Holdings, Inc.
(a) (b)
................... 17,214 232,217
Johnson Controls International PLC ............ 170,015 11,827,944
Lennox International, Inc. ................... 7,895 2,057,595
Masco Corp. ............................ 55,588 2,957,282
Masterbrand, Inc.
(a)
....................... 31,554 290,297
Owens Corning .......................... 23,032 2,226,043
Trane Technologies PLC .................... 56,720 10,159,686
Trex Co., Inc.
(a)
.......................... 27,199 1,433,931
56,414,781
a
Chemicals  —  2 .8%
Axalta Coating Systems Ltd.
(a)
................ 54,633 1,644,453
DuPont de Nemours, Inc. ................... 123,776 9,153,235
PPG Industries, Inc. ....................... 58,163 7,580,966
RPM International, Inc. ..................... 31,490 2,831,266
Sherwin-Williams Co. (The) .................. 59,064 13,973,952
35,183,872
a
Commercial Services & Supplies  —  1 .0%
Cintas Corp. ............................ 21,359 9,477,843
MSA Safety, Inc. ......................... 9,150 1,247,968
Tetra Tech, Inc. .......................... 12,993 2,020,671
12,746,482
a
Security Shares Value
a
Construction & Engineering  —  1 .2%
AECOM ............................... 32,493 $ 2,835,664
MasTec, Inc.
(a)
........................... 15,008 1,474,236
MDU Resources Group, Inc. ................. 49,648 1,534,620
Quanta Services, Inc. ...................... 35,112 5,343,695
Valmont Industries, Inc. ..................... 5,198 1,713,937
WillScot Mobile Mini Holdings Corp. , Class A
(a)
..... 50,175 2,431,480
15,333,632
a
Construction Materials  —  1 .0%
Eagle Materials, Inc. ....................... 8,964 1,309,461
Martin Marietta Materials, Inc. ................ 15,345 5,518,676
Vulcan Materials Co. ...................... 32,670 5,989,391
12,817,528
a
Consumer Finance  —  3 .3%
American Express Co. ..................... 148,722 26,015,939
Capital One Financial Corp. .................. 93,994 11,185,286
Synchrony Financial ....................... 110,793 4,069,427
41,270,652
a
Containers & Packaging  —  2 .2%
Amcor PLC ............................. 370,142 4,463,912
AptarGroup, Inc. ......................... 16,181 1,871,171
Ardagh Group SA , Class A .................. 5,329 56,114
Ardagh Metal Packaging SA ................. 39,116 219,832
Ball Corp. .............................. 76,099 4,432,006
Berry Global Group, Inc. .................... 30,918 1,908,568
Crown Holdings, Inc. ...................... 28,444 2,507,623
Graphic Packaging Holding Co. ............... 75,460 1,817,831
Packaging Corp. of America ................. 22,521 3,213,747
Sealed Air Corp. ......................... 35,833 1,962,215
Silgan Holdings, Inc. ....................... 20,747 1,118,056
Sonoco Products Co. ...................... 24,071 1,470,979
Westrock Co. ........................... 62,538 2,453,991
27,496,045
a
Diversified Consumer Services  —  0 .0%
ADT, Inc. .............................. 51,000 448,290
a
Electrical Equipment  —  4 .6%
Acuity Brands, Inc. ........................ 7,923 1,493,644
AMETEK, Inc. ........................... 56,867 8,241,166
Eaton Corp. PLC ......................... 98,584 15,991,311
Emerson Electric Co. ...................... 145,822 13,156,061
Generac Holdings, Inc.
(a)
.................... 15,408 1,858,205
Hubbell, Inc. ............................ 13,215 3,025,046
nVent Electric PLC ........................ 40,855 1,623,986
Regal Rexnord Corp. ...................... 16,331 2,273,275
Rockwell Automation, Inc. ................... 28,351 7,995,832
Sensata Technologies Holding PLC ............ 37,398 1,901,688
57,560,214
a
Electronic Equipment, Instruments & Components  —  2 .0%
Cognex Corp. ........................... 42,926 2,349,769
Keysight Technologies, Inc.
(a)
................. 44,237 7,933,906
Littelfuse, Inc. ........................... 5,971 1,532,696
Teledyne Technologies, Inc.
(a)
................. 11,425 4,847,171
Trimble, Inc.
(a)
........................... 60,750 3,527,145
Vontier Corp. ............................ 39,081 900,035
Zebra Technologies Corp. , Class A
(a)
............ 12,736 4,026,869
25,117,591
a

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
U.S. Industrials ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Household Durables  —  0 .3%
Mohawk Industries, Inc.
(a)
................... 13,018 $ 1,562,941
TopBuild Corp.
(a)
......................... 7,895 1,579,474
3,142,415
a
Industrial Conglomerates  —  5 .8%
3M Co. ................................ 136,165 15,669,868
General Electric Co. ....................... 270,495 21,769,438
Honeywell International, Inc. ................. 166,480 34,707,750
72,147,056
a
IT Services  —  26 .5%
Accenture PLC , Class A .................... 156,527 43,678,859
Affirm Holdings, Inc. , Class A
(a) (b)
............... 53,383 864,271
Automatic Data Processing, Inc. ............... 103,136 23,289,140
Block, Inc. , Class A
(a)
...................... 132,339 10,814,743
Euronet Worldwide, Inc.
(a)
................... 11,657 1,313,511
Fidelity National Information Services, Inc. ........ 146,365 10,983,230
Fiserv, Inc.
(a)
............................ 145,405 15,511,805
FleetCor Technologies, Inc.
(a)
................. 17,711 3,698,234
Genpact Ltd. ............................ 44,610 2,109,161
Global Payments, Inc. ..................... 66,238 7,466,347
Jack Henry & Associates, Inc. ................ 17,915 3,226,312
Mastercard, Inc. , Class A .................... 210,200 77,900,120
Paychex, Inc. ........................... 79,618 9,224,542
PayPal Holdings, Inc.
(a)
..................... 281,523 22,941,309
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 12,346 790,638
Visa, Inc. , Class A ........................ 406,665 93,618,350
Western Union Co. (The) ................... 95,279 1,350,103
WEX, Inc.
(a)
............................. 10,702 1,979,549
330,760,224
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 17,723 1,494,581
a
Life Sciences Tools & Services  —  1 .1%
Mettler-Toledo International, Inc.
(a)
............. 5,432 8,326,822
Waters Corp.
(a)
.......................... 14,571 4,787,739
13,114,561
a
Machinery  —  14 .5%
AGCO Corp. ............................ 15,316 2,115,599
Allison Transmission Holdings, Inc. ............. 22,597 1,018,673
Caterpillar, Inc. .......................... 128,539 32,429,104
Crane Holdings Co. ....................... 11,548 1,338,529
Cummins, Inc. ........................... 34,777 8,678,253
Deere & Co. ............................ 68,125 28,805,975
Donaldson Co., Inc. ....................... 30,468 1,899,680
Dover Corp. ............................ 34,561 5,247,397
Esab Corp. ............................. 12,546 725,284
Flowserve Corp. ......................... 32,119 1,105,536
Fortive Corp. ............................ 87,387 5,944,938
Gates Industrial Corp. PLC
(a)
................. 26,940 355,877
Graco, Inc. ............................. 41,407 2,828,926
IDEX Corp. ............................. 18,743 4,492,322
Illinois Tool Works, Inc. ..................... 75,485 17,817,479
Ingersoll Rand, Inc. ....................... 100,244 5,613,664
ITT, Inc. ............................... 20,622 1,888,769
Lincoln Electric Holdings, Inc. ................ 13,841 2,309,648
Middleby Corp. (The)
(a)
..................... 13,210 2,053,495
Nordson Corp. ........................... 14,110 3,432,963
Oshkosh Corp. .......................... 16,216 1,634,249
Otis Worldwide Corp. ...................... 102,893 8,460,891
PACCAR, Inc. ........................... 84,207 9,204,667
Parker-Hannifin Corp. ...................... 31,595 10,299,970
Pentair PLC ............................ 40,627 2,249,923
Snap-on, Inc. ........................... 12,977 3,227,769
Security Shares Value
a
Machinery (continued)
Stanley Black & Decker, Inc. ................. 36,443 $ 3,254,724
Toro Co. (The) ........................... 25,739 2,870,413
Westinghouse Air Brake Technologies Corp. ....... 44,671 4,637,297
Xylem, Inc. ............................. 44,205 4,597,762
180,539,776
a
Marine  —  0 .1%
Kirby Corp.
(a)
............................ 14,758 1,044,571
a
Paper & Forest Products  —  0 .1%
Louisiana-Pacific Corp. ..................... 17,449 1,188,102
a
Professional Services  —  2 .3%
Booz Allen Hamilton Holding Corp. , Class A ....... 32,387 3,065,106
Equifax, Inc. ............................ 29,994 6,664,667
FTI Consulting, Inc.
(a)
...................... 8,316 1,326,568
Jacobs Solutions, Inc. ...................... 31,543 3,897,138
ManpowerGroup, Inc. ...................... 12,322 1,073,985
Robert Half International, Inc. ................. 26,095 2,190,936
TransUnion ............................. 47,481 3,406,762
Verisk Analytics, Inc. ....................... 38,337 6,969,283
28,594,445
a
Road & Rail  —  6 .4%
CSX Corp. ............................. 518,773 16,040,461
JB Hunt Transport Services, Inc.
(b)
............. 20,343 3,845,844
Knight-Swift Transportation Holdings, Inc. , Class A .. 38,501 2,275,409
Landstar System, Inc. ...................... 8,828 1,525,743
Norfolk Southern Corp. ..................... 57,051 14,023,706
Old Dominion Freight Line, Inc. ............... 24,521 8,171,378
RXO, Inc.
(a)
............................. 25,074 459,356
Ryder System, Inc. ........................ 12,002 1,133,109
Schneider National, Inc. , Class B .............. 13,113 347,495
Union Pacific Corp. ....................... 151,813 30,998,696
XPO, Inc.
(a) (b)
............................ 25,074 999,450
79,820,647
a
Semiconductors & Semiconductor Equipment  —  0 .1%
MKS Instruments, Inc. ..................... 14,078 1,440,461
a
Software  —  0 .7%
Bill.com Holdings, Inc.
(a)
.................... 24,400 2,821,128
Fair Isaac Corp.
(a)
......................... 5,984 3,985,045
Paylocity Holding Corp.
(a)
................... 9,822 2,045,824
8,851,997
a
Trading Companies & Distributors  —  1 .7%
Air Lease Corp. , Class A .................... 25,508 1,147,095
Core & Main, Inc. , Class A
(a) (b)
................ 17,458 385,298
MSC Industrial Direct Co., Inc. , Class A .......... 11,355 939,059
United Rentals, Inc.
(a)
...................... 17,227 7,596,246
Watsco, Inc. ............................ 8,138 2,338,617
WESCO International, Inc.
(a)
................. 11,029 1,643,431
WW Grainger, Inc. ........................ 11,113 6,550,891
20,600,637
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,264,286,469 ) ............................... 1,245,260,897

iShares
®
U.S. Industrials ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2023
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.56%
(c) (d) (e)
...................... 4,472,680 $ 4,475,364
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.18%
(c) (d)
............................ 1,457,591 1,457,591
a
Total Short-Term Securities — 0.5%
(Cost: $ 5,927,909 ) .................................. 5,932,955
Total Investments — 100.3%
(Cost: $ 1,270,214,378 ) ............................... 1,251,193,852
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (3,889,073)
Net Assets — 100.0% ................................. $ 1,247,304,779
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
  Shares Held
at 01/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 17,893,851  $ —  $ (13,455,619)
(a)
$ 36,180  $ 952  $ 4,475,364  4,472,680  $ 77,029
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 2,472,000  —  (1,014,409)
(a)
—  —  1,457,591  1,457,591  31,881  1
$ 36,180  $ 952
$ 5,932,955
$ 108,910  $ 1
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Index .................................................................. 16 03/17/23 $ 1,648 $ 43,055
E-Mini Technology Select Sector Index ....................................................... 2 03/17/23 275 13,476
$ 56,531

Schedule of Investments
(unaudited) (continued)
January 31, 2023
iShares
®
U.S. Industrials ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,245,204,783  $ 56,114  $ —  $ 1,245,260,897
Short-Term Securities
Money Market Funds ...................................... 5,932,955  —  —  5,932,955
$ 1,251,137,738  $ 56,114  $ —  $ 1,251,193,852
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 56,531  $ —  $ —  $ 56,531
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.